Form N-1A Cover	Jul. 31, 2024
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	BNY Mellon Investment Funds VII, Inc.
Entity Central Index Key	0000889169
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Prospectus Date	Nov. 29, 2024